                                                                        34-14852

                                    FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

              Report for the Calendar Year Ended December 31, 2001
                                                 -----------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form)
--------------------------------------------------------------------------------
                          If amended report check here:

Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
--------------------------------------------------------------------------------
Business Address:
48 WALL STREET, 18/TH/ FLOOR, NEW YORK, NY 10005
--------------------------------------------------------------------------------
Street                                  City              State        Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, President
--------------------------------------------------------------------------------

ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attach-ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of
                             --------              --------        ----
JANUARY, 2002.
-------  ----

                                     JOHN W. BRISTOL & CO., INC.
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     /S/ CHARLES H. MOTT
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect
                            ---
to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

       13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                    13f File No.:  Name:                     13f File No.:
------------------------ -------------  ------------------------  -------------

1.
------------------------ -------------  ------------------------  --------------

2.
------------------------ -------------  ------------------------  --------------

3.
------------------------ -------------  ------------------------  --------------

4.
------------------------ -------------  ------------------------  --------------

5.
------------------------ -------------  ------------------------  --------------

6
------------------------ -------------  ------------------------  --------------

7.
------------------------ -------------  ------------------------  --------------
                                                                        SEC-1685

                                                      FORM 13F                                                              12/31/01
                                                REPORTING MANAGER: JOHN W. BRISTOL & CO.                                      PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
        ITEM 1                  ITEM 2        ITEM 3        ITEM 4     ITEM 5           ITEM 6           ITEM 7       ITEM 8

    NAME OF ISSUER              TITLE         CUSIP          FAIR     SHARES OR  INVESTMENT DISCRETION   MANA-   VOTING AUTHORITY
                                 OF           NUMBER        MARKET    PRINCIPAL                 SHARED   GERS
                                CLASS                       VALUE      AMOUNT     SOLE   SHARED  OTHER          SOLE  SHARED  NONE
                                                                                   (A)     (B)    (C)            (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                       COMMON        00130H105      36936007    2259083  2254727                                     2254727

AOL TIME WARNER INC            COMMON        00184A105      71846156    2238198  2233848                                     2233848

AT&T WIRELESS GROUP            COMMON        001957406        232562      14224    14224                                       14224

ADOBE SYS INC                  COMMON        00724F101      33430138    1076655  1074632                                     1074632

MERICAN EXPRESS CO             COMMON        025816109        264106       7400                           5

AMERICAN EXPRESS CO            COMMON        025816109     106415160    2981652  2976069                                     2976069

AMERICAN INTL GROUP INC        COMMON        026874107        214380       2700                           5

AMERICAN INTL GROUP INC        COMMON        026874107     104507074    1316210  1314007                                     1314007

AUTOZONE INC                   COMMON        053332102        258480       3600                           5

AUTOZONE INC                   COMMON        053332102     102234799    1423883  1421061                                     1421061

AVON PRODS INC                 COMMON        054303102        213900       4600                           5

AVON PRODS INC                 COMMON        054303102      84729138    1822132  1818708                                     1818708

BECTON DICKINSON & CO          COMMON        075887109      96429140    2908873  2903216                                     2903216

BUYCO INC                      COMMON        124270109       5792700     193090   193090                                      193090

CF MARTIN & CO INC             COMMON        125997106             0      35000    35000                                       35000

CVS CORP                       COMMON        126650100      77065731    2603572  2598653                                     2598653

CABLEVISION SYS CORP           COMMON        12686C109      43219073     910834   908973                                      908973

CABLEVISION SYS CORP           COMMON        12686C844       6725440     272285   271770                                      271770

CABOT MICROELECTRONICS C       COMMON        12709P103      50620066     638739   637536                                      637536
                                                           ---------  --------- -------- ------ ------         -----  ----- --------
     COLUMN TOTALS                                         821134050   20712730 20655514                                    20655514

                                                                                                          John W. Bristol & Co., Inc

                                                     FORM 13F                                                              12/31/01
                                                REPORTING MANAGER: JOHN W. BRISTOL & CO.                                     PAGE 2

-----------------------------------------------------------------------------------------------------------------------------------
        ITEM 1                  ITEM 2           ITEM 3     ITEM 4     ITEM 5           ITEM 6           ITEM 7       ITEM 8

    NAME OF ISSUER              TITLE            CUSIP       FAIR     SHARES OR  INVESTMENT DISCRETION   MANA-   VOTING AUTHORITY
                                 OF              NUMBER     MARKET    PRINCIPAL                 SHARED   GERS
                                CLASS                       VALUE      AMOUNT     SOLE   SHARED  OTHER          SOLE  SHARED  NONE
                                                                                   (A)     (B)    (C)            (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
CAMPBELL SOUP CO VOTING        COMMON           134429109    6709638   224628    224628                                      224628

CARLYLE INDS INC               COMMON           143093102      38286   166461    166461                                      166461

CARNIVAL CORP                  COMMON           143658102   76232904  2714847   2709600                                     2709600

CELLULAR GENOMICS              COMMON           150990042     134000   134000    134000                                      134000

CISCO SYS INC                  COMMON           17275R102   22988073  1269358   1267121                                     1267121

CINTAS CORP                    COMMON           172908105   76417008  1592021   1588922                                     1588922

CITIGROUP INC                  COMMON           172967101     344930     6833                              5

CITIGROUP INC                  COMMON           172967101  123917749  2454789   2450099                                     2450099

CLEAR CHANNEL COMMUNICAT       COMMON           184502102   66333694  1302960   1300496                                     1300496

CONNECTIVITY TECHNOLOGIE       COMMON           207865106      12514    28571     28571                                       28571

CORNING INC                    COMMON           219350105   13775334  1544320   1541342                                     1541342

DELL COMPUTER CORP             COMMON           247025109   44785111  1647723   1644605                                     1644605

DOVER CORP                     COMMON           260003108   86771565  2340749   2336454                                     2336454

E M C CORP MASS                COMMON           268648102   27063550  2013657   2009941                                     2009941

EL PASO CORP                   COMMON           28336L109   48535858  1088004   1085957                                     1085957

ELECTRONIC DATA SYS NEW        COMMON           285661104   74751581  1090468   1088246                                     1088246

EQUITIES ENTERPRISES INC       COMMON           29459V106    2412900  1575000   1575000                                     1575000

ASIP INC.                      COMMON           303991103      92667    92667     92667                                       92667

FEDERAL NATL MTG ASSN          COMMON           313586109     310050     3900                              5
                                                           --------- --------  -------- ------ ------         -----  ----- --------
       COLUMN TOTALS                                       671627414 21290956  21244110                                    21244110


                                                                                                         John W. Bristol & Co., Inc.

                                                             FORM 13F                                                   12/31/01
                                                        REPORTING MANAGER:    JOHN W. BRISTOL & CO.                    PAGE    3
--------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2    ITEM 3    ITEM 4       ITEM 5             ITEM 6             ITEM 7         ITEM 8

NAME OF ISSUER             TITLE     CUSIP      FAIR       SHARES OR    INVESTMENT DISCRETION      MANA-     VOTING AUTHORITY
                             OF     NUMBER     MARKET      PRINCIPAL                     SHARED    GERS
                           CLASS                VALUE        AMOUNT    SOLE    SHARED    OTHER            SOLE    SHARED    NONE
                                                                        (A)      (B)      (C)              (A)      (B)      (C)
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN     COMMON    313586109   121312946   1525949   1522922                                            1522922

FEDEX CORP                COMMON    31428X106      202332      3900                                 5

FEDEX CORP                COMMON    31428X106    84300538   1624914   1621806                                            1621806

FLOWERS FOODS INC         COMMON    343498101    23121265    579190    578059                                             578059

GENERAL ELEC CO           COMMON    369604103      256512      6400                                 5

GENERAL ELEC CO           COMMON    369604103   105673365   2636561   2631591                                            2631591

GEOPORTALS.COM            COMMON    371990219       10000     10000     10000                                              10000

GENESIS LTD               COMMON    371998105       20000     20000     20000                                              20000

GILLETTE CO               COMMON    375766102    59546188   1782820   1779559                                            1779559

GRAINGER W W INC          COMMON    384802104      264000      5500                                 5

GRAINGER W W INC          COMMON    384802104    98998416   2062467   2058603                                            2058603

HERSHEY FOODS CORP        COMMON    427866108    70189871   1036778   1034661                                            1034661

HEWLETT PACKARD CO        COMMON    428236103      220168     10719     10719                                              10719

INTEL CORP                COMMON    458140100    51434053   1635423   1632214                                            1632214

INTERNATIONAL BUSINESS M  COMMON    459200101      302400      2500                                 5

INTERNATIONAL BUSINESS M  COMMON    459200101   122052148   1009029   1007107                                            1007107

J M HUBER CORPORATION     COMMON    466999109      227218      4412      4412                                               4412

JOHNSON & JOHNSON         COMMON    478160104      330960      5600                                 5

JOHNSON & JOHNSON         COMMON    478160104   185625240   3140867   3137431                                            3137431
                                                ---------  --------  --------  -------- --------     ------- --------   --------

      COLUMN TOTALS                             924087619  17103029  17049084                                           17049084


                                                     John W. Bristol & Co., Inc.

                                                             FORM 13F                                                    12/31/01
                                                        REPORTING MANAGER:    JOHN W. BRISTOL & CO.                     PAGE    4
---------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                 ITEM 2    ITEM 3    ITEM 4    ITEM 5             ITEM 6             ITEM 7         ITEM 8

NAME OF ISSUER             TITLE     CUSIP      FAIR    SHARES OR    INVESTMENT DISCRETION      MANA-     VOTING AUTHORITY
                             OF     NUMBER     MARKET   PRINCIPAL                     SHARED    GERS
                           CLASS                VALUE     AMOUNT    SOLE    SHARED    OTHER           SOLE     SHARED    NONE
                                                                     (A)      (B)      (C)             (A)       (B)      (C)
---------------------------------------------------------------------------------------------------------------------------------
JUSTISS OIL INC           COMMON    482196102  844293      17143     17143                                                  17143

LEGGETT & PLATT INC       COMMON    524660107  56904576  2474112   2469405                                                2469405

LEXMARK INTL NEW          COMMON    529771107  63490018  1076102   1074061                                                1074061

MBNA CORP                 COMMON    55262L100  54574186  1550403   1547645                                                1547645

MARITZ INC                COMMON    570995100     84908    84908     84908                                                  84908

MASCO CORP                COMMON    574599106  70277123  2868454   2862905                                                2862905

MCCORMICK & CO INC        COMMON    579780206  62720304  1494408   1491577                                                1491577

MCDONALDS CORP            COMMON    580135101  73046797  2759607   2754182                                                2754182

MEDTRONIC INC             COMMON    585055106  72707702  1419795   1417014                                                1417014

MERCK & CO INC            COMMON    589331107  82197284  1397913   1395393                                                1395393

MOLEX INC CLASS A         COMMON    608554200  63979012  2365213   2360400                                                2360400

MOTOROLA INC              COMMON    620076109  33422023  2225168   2220795                                                2220795

NTL INC                   COMMON    629407107   3309553  3520801   3514138                                                3514138

NESTLE S A                COMMON    641069406    213216     4000      4000                                                   4000

NUCOR CORP                COMMON    670346105  72594284  1370738   1368187                                                1368187

OFFICE DEPOT INC          COMMON    676220106    296640    16000                                5

OFFICE DEPOT INC          COMMON    676220106 112661406  6076667   6065275                                                6065275

ORACLE CORP               COMMON    68389X105  30160999  2183997   2179874                                                2179874

PALM INC                  COMMON    696642107  16836950  4339420   4331958                                                4331958
                                              --------- --------  --------   -------- --------         -------  -------  --------

                                              870321274 37244849  37158860                                               37158860


                                                     John W. Bristol & Co., Inc.

                                                    FORM 13F                                                                12/31/01
                                                REPORTING MANAGER;  JOHN W. BRISTOL & CO.                                     PAGE 5

------------------------------------------------------------------------------------------------------------------------------------
       ITEM 1               ITEM 2      ITEM 3      ITEM 4    ITEM 5             ITEM 6           ITEM 7         ITEM 8

NAME OF ISSUER              TITLE       CUSIP        FAIR    SHARES OR    INVESTMENT DISCRETION    MANA-     VOTING AUTHORITY
                              OF        NUMBER      MARKET   PRINCIPAL                    SHARED   GERS
                            CLASS       VALUE       AMOUNT    AMOUNT     SOLE    SHARED   OTHER           SOLE    SHARED    NONE
                                                                                  (A)      (B)      (C)    (A)     (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
PRIAM CORP                  COMMON    705993103          0     13770      13770                                               13770

PHILIP MORRIS COS INC       COMMON    718154107     371385      8100                                5

PHILIP MORRIS COS INC       COMMON    718154107   81669900   1781241    1779690                                             1779690

PRECISION CASTPARTS CORP    COMMON    740189105   23776923    841661     840362                                              840362

PRINCETON U STORE CAP       COMMON    741998108     453700       100        100                                                 100

PROGRESSIVE CORP OHIO       COMMON    743315103     283670      1900                                5

PROGRESSIVE CORP OHIO       COMMON    743315103  119402675    799750     798215                                              798215

QUOREX PHARMACEUTICALS      COMMON    749990511      25000     25000      25000                                               25000

RESEARCH LIBRARY GROUP      COMMON    761997105     492605    492605     492605                                              492605

RIDGEPOINT RES LTD          COMMON    765990106        123     12292      12292                                               12292

ROYAL DUTCH PETE CO         COMMON    780257804     343140      7000       7000                                                7000

SCHLUMBERGER LTD            COMMON    806857108   54564141    992978     991223                                              991223

SPRINT CORP                 COMMON    852061506   56484764   2314001    2309563                                             2309563

SYSCO CORP                  COMMON    871829107   96630061   3685357    3678340                                             3678340

TEVA PHARMACEUTICAL INDS    COMMON    881624209   37357271    606154     604925                                              604925

TEXAS INSTRS INC            COMMON    882508104   53324908   1904461    1901055                                             1901055

UNITED PARCEL SERVICE IN    COMMON    911312106   69022125   1266461    1264116                                             1264116

UNITEDHEALTH GROUP INC      COMMON    91324P102   54721912    773236     771743                                              771743

UNIVERSAL DISPLAY           COMMON    91347P105    1159713    127441(W)  127441                                              127441
                                    -----------  ---------  --------    ------- -------  -------        -------  -------    --------

    COLUMN TOTALS                                650084015  15653508   15617440                                            15617440

                                                     John W. Bristol & Co., Inc.

                                   Form 13F                                                                                 12/31/01
                               REPORTING MANAGER;   JOHN W. BRISTOL & C0.                                                   PAGE   6

------------------------------------------------------------------------------------------------------------------------------------

      ITEM 1               ITEM 2       ITEM 3        ITEM 4     ITEM 5              ITEM 6         ITEM 7          ITEM 8

  NAME OF ISSUER            TITLE        CUSIP          FAIR    SHARES OR    INVESTMENT DISCRETION    MANA-     VOTING AUTHORITY
                             OF         NUMBER        MARKET    PRINCIPAL                     SHARED  GERS
                            CLASS                      VALUE     AMOUNT      SOLE    SHARED    OTHER          SOLE   SHARED   NONE
                                                                              (A)      (B)      (C)            (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                  COMMON      925524308    91362509    2069366    2065427                                          2065427

VLASIC FOODS INTL INC       COMMON      928559103          37      36556      36556                                            36556

WPP GROUP PLC               COMMON      929309300    43246773     802352     800862                                           800862

WORLDCOM INC GA NEW         COMMON      98157D106      156288      11100                              5

WORLDCOM INC GA NEW         COMMON      98157D106    55313139    3928490    3921065                                          3921065
                                                    ---------  ---------  --------- ------- --------      -------  -------  --------

        COLUMN TOTALS                               190078745    6847864    6823910                                          6823910
                                                    ---------  ---------  --------- ------- --------      -------  -------  --------

        REPORT TOTALS                              4127333117  118852936  118548918                                        118548918
                                                    =========  =========  ========= ======= ========      =======  =======  ========


                                                     John W. Bristol & Co., Inc.